John Hancock Disciplined Value Select ETF Investment Strategy - John Hancock Disciplined Value Select ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund is an exchange-traded fund (ETF), which is a fund that trades like other publicly-traded securities. The fund is not an index fund. The fund is actively managed and does not seek to replicate the performance of a specified index.Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of equity and equity-related securities of value companies with a market capitalization within the range of the Russell 1000 Value Index.Equity and equity-related securities for purposes of this policy include common stocks, real estate investment trusts, American depositary receipts, over-the-counter securities, and partnerships.The manager defines value companies as those companies that are included within the Russell 1000 Value Index or that exhibit attractive value characteristics based on financial metrics, such as price-to-book ratio or price-to-earnings ratio, price-to-sales ratio, enterprise-value-to-EBITDA(earnings before interest, taxes, depreciation and amortization) ratio or price-to-free-cash-flow ratio relative to a broader core, or non-style-specific, investment universe as represented by the Russell 1000 Index.The fund generally invests in the equity securities of issuers the manager believes are undervalued. The manager applies a bottom-up stock selection process using a combination of fundamental and quantitative analysis of issuer-specific factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow. The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. The fund also may participate as a purchaser in Initial Public Offerings (IPOs). The fund may also seek to increase its income by lending portfolio securities. Due to the nature of certain of the fund’s investments, the fund may, under certain circumstances, effect a portion or all of creations and redemptions for cash, rather than in-kind securities. The fund is non-diversified, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.